SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

30.	SUBSEQUENT EVENTS

On July 10, 2025, the Company entered into an underwriting agreement with Dominari Securities LLC, as the representative of the several underwriters listed on Schedule A to the Underwriting Agreement (the “Representative”), relating to the Company’s initial public offering (the “IPO”) of 1,375,000 Class B Ordinary Shares, par value $0.0001 per share, for a price of US$4.00 per share, less certain underwriting discounts. The Company also granted the underwriters a 45-day option to purchase up to 206,250 additional Class B Ordinary Shares on the same terms and conditions for the purpose of covering any over-allotments in connection with the IPO (the “OA Option”).

On July 14, 2025, the Company completed the IPO and declared effective by the SEC on June 30, 2025. 1,375,000 Class B Ordinary Shares were sold at an offering price of $4.00 per share, generating gross proceeds of US$5,500,000. Pursuant to the underwriting agreement, certain expenses will be deducted from the Company’s gross proceeds and net gross proceeds of US$4,722,000 was received by the Company. The IPO was conducted on a firm commitment basis. The Class B Ordinary Shares were approved for listing on the Nasdaq Capital Market and commenced trading under the ticker symbol “BMHL” on July 11, 2025.

On July 28, 2025, the Representative exercised the OA Option partially to purchase 140,000 additional Class B Ordinary Shares from the Company at the public offering price of US$4.00 per share, generating gross proceeds of US$560,000. Pursuant to the underwriting agreement, certain expenses will be deducted from the Company’s gross proceeds and net gross proceeds of US$510,200 was received by the Company. The OA Option exercise closed on July 30, 2025.

The Group has assessed all events up through the date of these consolidated financial statements are available to be issued, there are no other material subsequent events that require disclosure in these consolidated financial statements.